Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 26, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000027887
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 25,650	$ 24,805	$ 22,356	$ 21,144	$ 24,752		$ 18,187	$ 14,605	$ 13,682	$ 12,219	$ 9,969	$ 10,000
C000027884
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 23,952	23,222	20,982	19,895	23,347		17,197	13,845	13,003	11,642	9,522	9,575
C000027886
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 23,191	22,653	20,624	19,702	23,296		17,290	14,024	13,272	11,973	9,867	10,000
C000027890
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,843	25,006	22,535	21,309	24,936		18,321	14,707	13,764	12,279	9,995	10,000
C000230903
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,467	10,119	9,114	8,614	10,077	$ 10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 26,049	22,480	19,211	17,014	19,007		14,272	13,313	12,932	11,654	9,956	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 26,049	22,480	19,211	17,014	19,007		14,272	13,313	12,932	11,654	9,956	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 26,049	22,480	19,211	17,014	19,007		14,272	13,313	12,932	11,654	9,956	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 26,049	22,480	19,211	17,014	19,007		$ 14,272	$ 13,313	$ 12,932	$ 11,654	$ 9,956	$ 10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 13,660	$ 11,789	$ 10,074	$ 8,923	$ 9,968	$ 10,000